Financial risk management (Details 2) $ in Thousands	Dec. 31, 2025 USD ($)
Reasonably possible scenario -0.04%
Financial risk management
Percentage of variation in risk factor (as a percent)	(7.18%)
Exchange rate depreciation -9%
Financial risk management
Percentage of variation in risk factor (as a percent)	(9.23%)
Exchange rate depreciation -29%
Financial risk management
Percentage of variation in risk factor (as a percent)	(13.00%)
Exchange rate appreciation +9%
Financial risk management
Percentage of variation in risk factor (as a percent)	(49.00%)
Exchange rate appreciation +29%
Financial risk management
Percentage of variation in risk factor (as a percent)	13.00%
US$ exposure
Financial risk management
Exchange rate	5.5024
Assets (liabilities) net exposure	$ (31,472)
US$ exposure | Reasonably possible scenario -0.04%
Financial risk management
Percentage of variation in risk factor (as a percent)	(0.04%)
Exchange rate	5.5003
Assets (liabilities) net exposure	$ 12
US$ exposure | Exchange rate depreciation -9%
Financial risk management
Percentage of variation in risk factor (as a percent)	(9.00%)
Exchange rate	5.0072
Assets (liabilities) net exposure	$ 2,832
US$ exposure | Exchange rate depreciation -29%
Financial risk management
Percentage of variation in risk factor (as a percent)	(29.00%)
Exchange rate	3.9067
Assets (liabilities) net exposure	$ 9,127
US$ exposure | Exchange rate appreciation +9%
Financial risk management
Percentage of variation in risk factor (as a percent)	9.00%
Exchange rate	5.9976
Assets (liabilities) net exposure	$ (2,832)
US$ exposure | Exchange rate appreciation +29%
Financial risk management
Percentage of variation in risk factor (as a percent)	29.00%
Exchange rate	7.0981
Assets (liabilities) net exposure	$ (9,127)